[EATON VANCE LOGO]

SEMIANNUAL REPORT JUNE 30, 2001

                                  EATON VANCE
                                     SMALL
                                    COMPANY
                                     GROWTH
                                      FUND

[PICTURE OF NYSE FLAG]

[PICTURE OF NEW YORK STOCK EXCHANGE]

[PICTURE OF ADDING MACHINE]
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EATON VANCE SMALL COMPANY GROWTH FUND AS OF JUNE 30, 2001

INVESTMENT UPDATE

[PHOTO OF EDWARD E. (JACK) SMILEY, JR.]

Edward E. (Jack) Smiley, Jr.
Portfolio Manager


INVESTMENT ENVIRONMENT

  The Economy

- The U.S. economy slowed further in the first half of 2001. Gross domestic product rose a weak 1.3% in the first quarter, followed by an anemic 0.7% growth rate in the second quarter. Industrial production slowed from the previous year's levels, with the technology sector plagued by sharply lower earnings and mounting job losses.

- In response to the flagging economy, the Federal Reserve embarked upon a more accommodative monetary policy. The Fed reduced its Federal Funds rate -- a key short-term interest rate barometer -- a total of 275 basis points (2.75%).

- Amid the downward trend in corporate earnings, there are signs of a potential upturn on the horizon. While first quarter 2001 marked the fourth sequential quarterly earnings decline, we believe that downward revisions appeared to have bottomed. The ratio of positive-to-negative earnings surprises rose sharply in the second quarter, according to Standard & Poor's.

The Stock Market

- Smaller stocks outperformed large-cap stocks in the first six months of 2001. The S&P SmallCap 600 Index rose 6.23% during the period, compared to a -6.69% return for the S&P 500.(1) Many smaller companies have benefited from focused, market niches that are less reliant upon the overall level of economic activity

THE FUND

  PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund had a total return of -13.42% during the six-month period ended June 30, 2001.(2) That return was the result of a decrease in net asset value per share to $16.19 on June 30, 2001 from $18.70 on December 31, 2000.

  MANAGEMENT DISCUSSION

- Business services constituted the Portfolio's largest sector weighting at June 30, 2001. These companies provide specialized services for corporate customers. For example, Iron Mountain, Inc. provides information management, storage and retrieval services for a comprehensive range of information media. The company saw 34% revenue growth in the first quarter of 2001.

- Education companies were among the Portfolio's best performers. Career Education, Inc. provides career-oriented, post-secondary education on 38 campuses in the U.S., Canada and the U.K. Because the company emphasizes high-growth areas like information and design technology, it has remained insulated from the broad economic decline and managed a 70% revenue surge in the first quarter of 2001.

- Health care companies were major investments. Province Healthcare Co. operates 15 acute-care hospitals in rural communities in 10 states. Earnings rose 33% due to a sharp increase in patient volume. MiniMed, Inc. manufactures infusion and glucose monitoring systems used in the treatment of diabetes patients and posted a 36% earnings increase.

- In a slow economy, the Portfolio included defensive, consumer-based investments. Applebee's International operates 1,286 restaurants in 49 states and eight countries. The company has generated impressive revenue growth in recent years, increasing its brand awareness and opening 125 new stores last year alone.

- The Fund's underperformance relative to its S&P 600 SmallCap benchmark was primarily due to the poor first quarter showing of its semiconductor stocks. The stocks have rebounded in recent months, but not enough to overtake the Index. The Portfolio has, however, maintained exposure to selected chip makers. We believe that companies such as Alpha Industries, Inc. are well-positioned for an eventual industry recovery, as telecom excesses are ironed out and technology spending is revived.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

TEN LARGEST HOLDINGS(4)

SERENA Software, Inc.                                        2.1%
Advent Software, Inc.                                        1.9
Alpha Industries, Inc.                                       1.8
Career Education Corp.                                       1.8
United Stationers, Inc.                                      1.5
Precise Software Solutions Ltd.                              1.5
Applebee's International, Inc.                               1.5
Province Healthcare Co.                                      1.5
Accredo Health, Inc.                                         1.4
Ulticom, Inc.                                                1.4

FUND INFORMATION AS OF JUNE 30, 2001

PERFORMANCE(3)

Average Annual Total Return

One year                                                   -31.40%
Life of Fund (1/2/97)                                       23.25

SEC Average Annual Total Return

One year                                                   -35.33%
Life of Fund (1/2/97)                                       21.642

(1) The SmallCap 600 is an unmanaged Index of small capitalization stocks. It is not possible to invest directly in an Index.

(2)  This return does not include the Fund's maximum 5.75% sales charge.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual return reflects the Fund's maximum 5.75% sales charge. The small company growth universe is typically characterized by a large number of initial public offerings (IPOs). The Fund's performance in recent years has benefited significantly from this trend because of the Fund's relatively small size. As the Fund's assets grow, IPO activity will likely have a less dramatic effect on the Fund's performance.

(4) Based on market value. Ten largest holdings represent 16.4% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SMALL COMPANY GROWTH FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
-----------------------------------------------------
Investment in Small Company Growth
   Portfolio, at value
   (identified cost, $5,718,534)          $ 6,225,456
Receivable for Fund shares sold               155,731
Receivable from the Manager                    37,130
Deferred organization expenses                    137
-----------------------------------------------------
TOTAL ASSETS                              $ 6,418,454
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable to affiliate for service fees     $     5,630
Accrued expenses                                6,183
-----------------------------------------------------
TOTAL LIABILITIES                         $    11,813
-----------------------------------------------------
NET ASSETS                                $ 6,406,641
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $ 6,929,306
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (1,010,261)
Accumulated net investment loss               (19,326)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                           506,922
-----------------------------------------------------
TOTAL                                     $ 6,406,641
-----------------------------------------------------

Class A Shares
-----------------------------------------------------
NET ASSETS                                $ 6,406,641
SHARES OUTSTANDING                            395,824
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     16.19
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $16.19)      $     17.18
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
---------------------------------------------------
Interest allocated from Portfolio         $   5,872
Dividends allocated from Portfolio            1,030
Expenses allocated from Portfolio           (25,599)
---------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $ (18,697)
---------------------------------------------------

Expenses
---------------------------------------------------
Administration fee                        $   2,928
Distribution and service fees
   Class A                                    4,828
Registration fees                            12,698
Legal and accounting services                10,274
Custodian fee                                 2,971
Transfer and dividend disbursing agent
   fees                                       2,839
Printing and postage                          1,998
Amortization of organization expenses           181
Miscellaneous                                 1,970
---------------------------------------------------
TOTAL EXPENSES                            $  40,687
---------------------------------------------------
Deduct --
   Preliminary reduction of
      administration fee                  $   2,928
   Preliminary allocation of expenses to
      the Administrator                      37,130
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  40,058
---------------------------------------------------

NET EXPENSES                              $     629
---------------------------------------------------

NET INVESTMENT LOSS                       $ (19,326)
---------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(811,170)
---------------------------------------------------
NET REALIZED LOSS                         $(811,170)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 464,799
---------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 464,799
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(346,371)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(365,697)
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL COMPANY GROWTH FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (19,326) $         (18,738)
   Net realized loss                              (811,170)           (14,388)
   Net change in unrealized
      appreciation (depreciation)                  464,799           (220,544)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $       (365,697) $        (253,670)
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                             $             --  $        (137,104)
   In excess of net realized gain
      Class A                                           --           (179,301)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $             --  $        (316,405)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      4,634,552  $       2,501,073
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                           --            162,550
   Cost of shares redeemed
      Class A                                     (530,849)          (162,881)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      4,103,703  $       2,500,742
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      3,738,006  $       1,930,667
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $      2,668,635  $         737,968
-----------------------------------------------------------------------------
AT END OF PERIOD                          $      6,406,641  $       2,668,635
-----------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $        (19,326) $              --
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL COMPANY GROWTH FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       --------------------------------------------------
                                  (UNAUDITED)           2000(1)        1999        1998(1)        1997
--------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $18.700           $22.630      $12.440       $10.830      $10.000
--------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------
Net investment income (loss)          $(0.049)          $(0.303)     $ 0.034       $ 0.028      $ 0.017
Net realized and unrealized
   gain (loss)                         (2.461)(2)         1.781(2)    13.149         1.612        1.871
--------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(2.510)          $ 1.478      $13.183       $ 1.640      $ 1.888
--------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------
From net investment income            $    --           $    --      $(0.028)      $(0.030)     $    --
From net realized gain                     --            (2.516)      (2.965)           --       (0.956)
In excess of net realized gain             --            (2.892)          --            --       (0.102)
--------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $(5.408)     $(2.993)      $(0.030)     $(1.058)
--------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $16.190           $18.700      $22.630       $12.440      $10.830
--------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        (13.42)%            2.83%      109.14%        15.16%       19.26%
--------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 6,407           $ 2,669      $   738       $   368      $   307
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.36%(5)          1.89%        0.23%         0.13%        0.18%
   Net expenses after
      custodian fee
      reduction(4)                       1.35%(5)          1.70%          --            --           --
   Net investment income
      (loss)                            (0.99)%(5)        (1.34)%       0.22%         0.25%        0.18%
Portfolio Turnover of the
   Portfolio                               50%               89%*         --            --           --
Portfolio Turnover of the
   Fund(6)                                 --                93%         149%          122%           2%
--------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a waiver of the investment adviser fee, and a waiver and/or reimbursement of expenses by the Administrator or Adviser. Had such actions not been taken, net investment loss per share and the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           3.43%(5)          7.24%        7.79%         9.93%       10.31%
   Expenses after custodian
      fee reduction(4)                   3.42%(5)          7.05%        7.56%         9.81%       10.13%
   Net investment loss                  (3.06)%(5)        (6.69)%      (7.34)%       (9.56)%      (9.95)%
Net investment loss per share         $(0.151)          $(1.510)     $(1.094)      $(1.300)     $(0.900)
--------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses for the period ended December 31, 2000.
 (5)  Annualized.
 (6) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
 * For the period from the start of business, May 1, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL COMPANY GROWTH FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Small Company Growth Fund (formerly Eaton Vance Emerging Growth
   Fund) (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's shares are generally sold subject to a sales charge imposed at time of purchase. The Fund invests all of its investable assets in interests in Small Company Growth Portfolio (the Portfolio), which is a New York Trust. The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 44.8% at June 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly. During this period, dividend income was recorded on the ex-dividend date for dividends received in cash and/or securities.

 C Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's and the Portfolio's custodian fees are reported as a reduction of total expenses in the Fund's and Portfolio's respective Statements of Operations.

 E Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Interim Financial Statements -- The interim Financial Statements relating to
   June 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income earned by the Fund or allocated to the Fund by the Portfolio, and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) realized by the Fund or allocated to the Fund by the Portfolio, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the

EATON VANCE SMALL COMPANY GROWTH FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes only are classified as distributions in excess of net investment income or net realized gains on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2001     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2000
    --------------------------------------------------------------------------------
    Sales                                              286,637               109,779
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            --                 6,767
    Redemptions                                        (33,554)               (6,411)
    --------------------------------------------------------------------------------
    NET INCREASE                                       253,083               110,135
    --------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) earns an administration fee as compensation for providing the Fund with administrative services. The fee is at an annual rate of 0.15% of the Fund's average daily net assets and amounted to $2,928 for the six months ended June 30, 2001 all of which was waived. To reduce the net operating loss of the Fund, EVM voluntarily agreed to waive and/or reimburse $37,130 of the Fund's operating expenses. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $14,775 as its portion of the sales charge on sales of shares for the six months ended June 30, 2001.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Service Plan
-------------------------------------------
   The Trustees of the Fund adopted a Service Plan designed to meet the requirement of Rule 12b-1 under the Investment Company Act of 1940 and service fee requirements of the sales charge rule of the National Association of Securities Dealers Inc. The Service Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. The Trustees approved quarterly service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to shares sold on or after October 12, 1999, and 0.25% per annum for shares sold prior thereto and outstanding for at least one year. Service fees are separate and distinct from the sales commissions payable by the Fund to EVD. Service fee payments for the six months ended June 30, 2001 amounted to $4,828.

6 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investments in the Portfolio six months ended June 30, 2001 aggregated $4,577,965 and $562,123, respectively.

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 94.9%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 0.8%
----------------------------------------------------------------------
Getty Images, Inc.(1)                           2,400      $    63,048
Harte-Hanks Communications, Inc.                2,000           49,520
----------------------------------------------------------------------
                                                           $   112,568
----------------------------------------------------------------------
Auto and Parts -- 0.3%
----------------------------------------------------------------------
Gentex Corp.(1)                                 1,700      $    45,883
----------------------------------------------------------------------
                                                           $    45,883
----------------------------------------------------------------------
Broadcasting and Cable -- 0.8%
----------------------------------------------------------------------
Pegasus Communications Corp.(1)                 6,500      $   112,710
----------------------------------------------------------------------
                                                           $   112,710
----------------------------------------------------------------------
Broadcasting and Radio -- 2.6%
----------------------------------------------------------------------
Cox Radio, Inc.(1)                              6,000      $   167,100
Entercom Communications Corp.(1)                3,700          198,320
----------------------------------------------------------------------
                                                           $   365,420
----------------------------------------------------------------------
Business Services - Miscellaneous -- 10.4%
----------------------------------------------------------------------
DiamondCluster International, Inc.(1)           5,000      $    57,800
Fair, Isaac and Co., Inc.                       2,400          148,800
Forrester Research, Inc.(1)                     6,000          135,360
Heidrick and Struggles International,
Inc.(1)                                         5,000          100,000
Hotel Reservations Network, Inc.(1)             2,200          109,186
I-many, Inc.(1)                                 5,000           66,200
Iron Mountain, Inc.(1)                          4,000          179,320
Multex.com, Inc.(1)                             6,000           96,000
On Assignment, Inc.(1)                          4,000           72,000
Pivotal Corp.(1)                                7,000          120,050
StorageNetworks, Inc.(1)                        9,000          151,290
United Stationers, Inc(1)                       7,000          214,970
----------------------------------------------------------------------
                                                           $ 1,450,976
----------------------------------------------------------------------
Chemicals -- 0.6%
----------------------------------------------------------------------
Solutia, Inc.                                   6,000      $    78,900
----------------------------------------------------------------------
                                                           $    78,900
----------------------------------------------------------------------
Communications Equipment -- 1.1%
----------------------------------------------------------------------
Centillium Communications, Inc.(1)              3,000      $    80,064
Tekelec(1)                                      3,000           79,770
----------------------------------------------------------------------
                                                           $   159,834
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Software -- 10.1%
----------------------------------------------------------------------
Advent Software, Inc.(1)                        4,000      $   259,640
HNC Software, Inc.(1)                           1,700           36,975
Interwoven, Inc.(1)                             8,000          144,000
Legato Systems, Inc.(1)                         7,200          114,264
Netegrity, Inc.(1)                              4,000          127,200
Numerical Technologies, Inc.(1)                 4,000           79,440
Precise Software Solutions Ltd.(1)              7,000          213,290
Retek, Inc.(1)                                  3,000          129,600
SERENA Software, Inc.(1)                        8,000          297,600
----------------------------------------------------------------------
                                                           $ 1,402,009
----------------------------------------------------------------------
Drugs -- 2.8%
----------------------------------------------------------------------
Adolor Corp.(1)                                 2,000      $    43,500
Alkermes, Inc.(1)                               1,500           52,425
Cell Therapeutics, Inc.(1)                      1,800           48,960
Cephalon, Inc.(1)                                 600           42,900
POZEN, Inc.(1)                                  8,000           82,720
Taro Pharmaceutical Industries Ltd.(1)            500           44,890
Vertex Pharmaceuticals, Inc.(1)                   200            9,700
ViroPharma, Inc.(1)                             2,000           61,100
----------------------------------------------------------------------
                                                           $   386,195
----------------------------------------------------------------------
Education -- 4.9%
----------------------------------------------------------------------
Apollo Group, Inc.(1)                           4,400      $   186,516
Career Education Corp.(1)                       4,200          250,740
Corinthian Colleges, Inc.(1)                    3,000          142,140
Devry, Inc.(1)                                  1,700           61,455
Edison Schools, Inc.(1)                         2,000           44,620
----------------------------------------------------------------------
                                                           $   685,471
----------------------------------------------------------------------
Electrical Equipment -- 1.7%
----------------------------------------------------------------------
Pemstar, Inc.(1)                               11,000      $   147,290
Plexus Corp.(1)                                 3,000           93,600
----------------------------------------------------------------------
                                                           $   240,890
----------------------------------------------------------------------
Electronics - Instruments -- 0.6%
----------------------------------------------------------------------
Cognex Corp.(1)                                 3,000      $    88,230
----------------------------------------------------------------------
                                                           $    88,230
----------------------------------------------------------------------
Electronics - Semiconductors -- 6.3%
----------------------------------------------------------------------
Alpha Industries, Inc.(1)                       9,000      $   254,160
Applied Micro Circuits Corp.(1)                 1,500           26,565
Dupont Photomasks, Inc.(1)                        500           24,270
Elantec Semiconductor, Inc.(1)                  5,000          167,500

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Electronics - Semiconductors (continued)
----------------------------------------------------------------------
Exar Corp.(1)                                   4,000      $    80,760
Millipore Corp.                                 1,700          105,366
Pixelworks, Inc.(1)                             4,300          147,447
Vitesse Semiconductor Corp.(1)                  3,000           63,330
----------------------------------------------------------------------
                                                           $   869,398
----------------------------------------------------------------------
Gaming -- 0.6%
----------------------------------------------------------------------
Anchor Gaming(1)                                1,500      $    88,575
----------------------------------------------------------------------
                                                           $    88,575
----------------------------------------------------------------------
Health Services -- 4.8%
----------------------------------------------------------------------
Accredo Health, Inc.(1)                         5,500      $   200,255
IMPATH, Inc.(1)                                 2,000           87,720
MiniMed, Inc.(1)                                2,000           94,120
Province Healthcare Co.(1)                      6,000          211,620
Renal Care Group, Inc.(1)                       2,300           70,265
----------------------------------------------------------------------
                                                           $   663,980
----------------------------------------------------------------------
Information Services -- 5.9%
----------------------------------------------------------------------
Acxiom Corp.(1)                                 6,000      $    76,200
Bell Microproducts, Inc.(1)                    13,000          133,900
BISYS Group, Inc. (The)(1)                      3,000          179,700
Cerner Corp.(1)                                   400           17,180
IntraNet Solutions, Inc.(1)                     3,000          109,800
Ixia(1)                                         5,500           95,425
MatrixOne, Inc.(1)                              4,000           82,200
Renaissance Learning, Inc.(1)                     600           30,780
Sapient Corp.(1)                               10,000           97,500
----------------------------------------------------------------------
                                                           $   822,685
----------------------------------------------------------------------
Internet - Software -- 0.4%
----------------------------------------------------------------------
F5 Networks, Inc.                               3,000      $    54,602
----------------------------------------------------------------------
                                                           $    54,602
----------------------------------------------------------------------
Investment Services -- 1.8%
----------------------------------------------------------------------
Downey Financial Corp.                          1,200      $    57,600
Waddell & Reed Financial, Inc., Class A         6,000          191,340
----------------------------------------------------------------------
                                                           $   248,940
----------------------------------------------------------------------
Manufacturing -- 1.1%
----------------------------------------------------------------------
Roper Industries, Inc.                          3,500      $   147,770
----------------------------------------------------------------------
                                                           $   147,770
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 4.8%
----------------------------------------------------------------------
Aviron(1)                                       1,200      $    68,868
deCode Genetics, Inc.(1)                        8,000           75,760
Genzyme Transgenics Corp.(1)                    1,000            9,750
Incyte Genomics, Inc.(1)                        2,000           44,500
Myriad Genetics, Inc.(1)                        1,200           75,936
PRAECIS Pharmaceuticals, Inc.(1)                7,200          102,600
Regeneron Pharmaceuticals, Inc.(1)              1,000           34,170
Sequenom, Inc.(1)                               8,000          100,800
XOMA Ltd.(1)                                    9,000          153,539
----------------------------------------------------------------------
                                                           $   665,923
----------------------------------------------------------------------
Medical - Drug / Diversified -- 0.9%
----------------------------------------------------------------------
Abgenix, Inc.(1)                                2,900      $   126,469
----------------------------------------------------------------------
                                                           $   126,469
----------------------------------------------------------------------
Medical Products -- 7.8%
----------------------------------------------------------------------
Aradigm Corp.(1)                               27,000      $   176,580
ArthroCare Corp.(1)                             5,500          143,550
Closure Medical Corp.(1)                        3,600           81,000
Corvas International, Inc.(1)                   8,000           94,640
Cytyc Corp.(1)                                  6,000          138,300
Haemonetics Corp.(1)                            3,200           97,600
Novoste Corp.(1)                                7,000          178,500
Resmed, Inc.(1)                                 1,000           51,550
Thoratec Laboratories Corp.(1)                  7,951          123,240
----------------------------------------------------------------------
                                                           $ 1,084,960
----------------------------------------------------------------------
Medical Services -- 0.5%
----------------------------------------------------------------------
Stericycle, Inc.(1)                             1,500      $    70,425
----------------------------------------------------------------------
                                                           $    70,425
----------------------------------------------------------------------
Metals - Industrial -- 0.7%
----------------------------------------------------------------------
Shaw Group, Inc.(1)                             2,300      $    92,230
----------------------------------------------------------------------
                                                           $    92,230
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.8%
----------------------------------------------------------------------
Core Laboratories N.V.(1)                       7,500      $   142,275
Oceaneering International, Inc.(1)              4,500           90,000
Torch Offshore, Inc.(1)                         1,800           17,910
----------------------------------------------------------------------
                                                           $   250,185
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.3%
----------------------------------------------------------------------
Newfield Exploration Co.(1)                       510      $    16,351
Vintage Petroleum, Inc.                           200            3,726
XTO Energy, Inc.                                1,650           23,925
----------------------------------------------------------------------
                                                           $    44,002
----------------------------------------------------------------------
Retail - Food and Drug -- 2.3%
----------------------------------------------------------------------
Duane Reade, Inc.(1)                            1,500      $    48,975
Flowers Foods, Inc.(1)                          1,200           37,560
Sonic Corp.(1)                                  4,800          152,160
Whole Foods Market, Inc.(1)                     2,800           75,628
----------------------------------------------------------------------
                                                           $   314,323
----------------------------------------------------------------------
Retail - Restaurants -- 2.0%
----------------------------------------------------------------------
Applebee's International, Inc.                  7,000      $   211,750
California Pizza Kitchen, Inc.(1)               3,000           70,500
----------------------------------------------------------------------
                                                           $   282,250
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.2%
----------------------------------------------------------------------
Callaway Golf Co.                               3,000      $    47,670
Coach, Inc.(1)                                  3,000          114,150
Hot Topic, Inc.(1)                              4,000          125,400
Men's Wearhouse, Inc. (The)(1)                  3,000           82,230
Tweeter Home Entertainment Group,
Inc.(1)                                         2,000           70,040
----------------------------------------------------------------------
                                                           $   439,490
----------------------------------------------------------------------
Semiconductor Components / Integrated
Circuits -- 0.3%
----------------------------------------------------------------------
Maxim Integrated Products, Inc.(1)                781      $    36,684
----------------------------------------------------------------------
                                                           $    36,684
----------------------------------------------------------------------
Semiconductor Equipment -- 1.4%
----------------------------------------------------------------------
ASM International N.V.(1)                       3,000      $    59,115
LTX Corp.(1)                                    1,300           33,358
Pericom Semiconductor Corp.(1)                  2,200           33,814
SIPEX Corp.(1)                                  6,000           64,200
----------------------------------------------------------------------
                                                           $   190,487
----------------------------------------------------------------------
Semiconductors -- 1.6%
----------------------------------------------------------------------
Actel Corp.(1)                                  3,900      $    94,965
Cirrus Logic, Inc.(1)                           5,000          127,300
----------------------------------------------------------------------
                                                           $   222,265
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Software Services -- 4.8%
----------------------------------------------------------------------
Akamai Technologies, Inc.(1)                   10,000      $    88,800
Embarcadero Technologies, Inc.(1)               8,000          176,880
Exult, Inc.(1)                                  2,000           33,500
SonicWALL, Inc.(1)                              5,000          113,750
SpeechWorks International, Inc.(1)             12,000          175,080
WebEx Communications, Inc.(1)                   3,000           79,980
----------------------------------------------------------------------
                                                           $   667,990
----------------------------------------------------------------------
Telecommunication Equipment -- 0.7%
----------------------------------------------------------------------
Catapult Communications Corp.(1)                4,000      $    90,600
----------------------------------------------------------------------
                                                           $    90,600
----------------------------------------------------------------------
Telecommunications Services -- 4.2%
----------------------------------------------------------------------
Alamosa Holdings, Inc.(1)                       6,000      $    91,800
Alliance Fiber Optic Products, Inc.(1)            800            3,272
Metro One Telecommunications, Inc.(1)           2,200          142,758
SBA Communications Corp.(1)                     6,000          139,680
Ulticom, Inc.(1)                                6,000          199,140
----------------------------------------------------------------------
                                                           $   576,650
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $11,920,400)                           $13,179,969
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 7.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Student Loan Marketing Association
Discount Note, 3.94%, 7/2/01                  $ 1,031      $ 1,030,888
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $1,030,887)                         $ 1,030,888
----------------------------------------------------------------------
Total Investments -- 102.3%
   (identified cost $12,951,287)                           $14,210,857
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.3)%                   $  (324,815)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $13,886,042
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $12,951,287)                           $14,210,857
Cash                                            1,253
Receivable for investments sold               118,413
Dividends receivable                              210
-----------------------------------------------------
TOTAL ASSETS                              $14,330,733
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   433,803
Accrued expenses                               10,888
-----------------------------------------------------
TOTAL LIABILITIES                         $   444,691
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $13,886,042
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $12,626,472
Net unrealized appreciation (computed on
   the basis of identified cost)            1,259,570
-----------------------------------------------------
TOTAL                                     $13,886,042
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
-----------------------------------------------------
Interest                                  $    16,740
Dividends                                       2,956
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    19,696
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    40,046
Custodian fee                                  25,268
Legal and accounting services                   4,702
Miscellaneous                                   1,423
-----------------------------------------------------
TOTAL EXPENSES                            $    71,439
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $       621
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $       621
-----------------------------------------------------

NET EXPENSES                              $    70,818
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (51,122)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,276,887)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,276,887)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,304,279
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,304,279
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $  (972,608)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,023,730)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000(1)
----------------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (51,122) $                    (27,084)
   Net realized loss                            (2,276,887)                     (493,002)
   Net change in unrealized
      appreciation (depreciation)                1,304,279                      (166,239)
----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (1,023,730) $                   (686,325)
----------------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by                  $             --  $                    949,249
   Contributions                                 9,573,109                     6,610,077
   Withdrawals                                  (1,198,068)                     (438,280)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      8,375,041  $                  7,121,046
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      7,351,311  $                  6,434,721
----------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------
At beginning of period                    $      6,534,731  $                    100,010
----------------------------------------------------------------------------------------
AT END OF PERIOD                          $     13,886,042  $                  6,534,731
----------------------------------------------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    PERIOD ENDED
                                  JUNE 30, 2001       DECEMBER 31,
                                  (UNAUDITED)         2000(1)
------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          1.34%(2)          2.22%(2)
   Net expenses after
      custodian fee reduction            1.33%(2)          2.07%(2)
   Net investment loss                  (0.96)%(2)        (1.58)%(2)
Portfolio Turnover                         50%               89%
------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $13,886           $ 6,535
------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the
   Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                2.96%(2)
   Expenses after custodian
      fee reduction                                        2.81%(2)
   Net investment loss                                    (2.32)%(2)
------------------------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to December 31, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Small Company Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing in publicly traded stocks of small companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded, or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   agreement, BMR receives a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2001, the fee was equivalent 0.75% (annualized) of the Portfolio's average daily net assets and amounted to $40,046. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended June 30, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $12,857,316 and $4,993,753, respectively for the six months ended June 30, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $13,179,970
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,160,420
    Gross unrealized depreciation                (900,850)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,259,570
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended June 30, 2001.

EATON VANCE SMALL COMPANY GROWTH FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

EATON VANCE SMALL COMPANY GROWTH FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

SMALL COMPANY GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF SMALL COMPANY GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE SMALL COMPANY GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.


- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).


- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122


EATON VANCE SMALL COMPANY GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



       This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund,
          including its distribution plan, sales charges and expenses.
     Please read the prospectus carefully before you invest or send money.


164-8/01                                                         SCGSRC